Long-term receivables, investments and other (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2019 CAD ($) lb	Dec. 31, 2018 CAD ($)
Categories Of Noncurrent Financial Assets [Abstract]
Investments in equity securities	[1]	$ 24,408	$ 28,916
Derivatives		10,504	3,881
Advances receivable from JV Inkai LLP		0	124,533
Investment tax credits		95,474	95,246
Amounts receivable related to tax dispute		303,222	303,222
Product loan	[2]	176,904	176,904
Other		26,183	32,992
Total (current and non current portion)		636,695	765,694
Less current portion		(6,564)	(13,826)
Net		$ 630,131	$ 751,868
Uranium [Member]
Disclosure of products and services [line items]
Product loan maturity		December 31, 2023
Product loan quantity | lb		5,400,000

[1]

At January 1, 2018, Cameco designated the investments shown below as equity securities at FVOCI because these equity securities represent investments that the Company intends to hold for the long term for strategic purposes . There were no dividends recognized on any of these investments during the year.

[2]

During 2018, as a result of the decision to temporarily suspend production at the McArthur River mine, Cameco loaned 5,400 ,000 pounds of uranium concentrate to its joint venture partner, Orano Canada Inc., (Orano). Orano is obligated to repay us in kind with uranium concentrate no later than December 31, 2023 . The loan wa s recorded at Cameco’s weighted average cost of inventory .